Investment in Aqualung (Tables)	6 Months Ended
Jun. 30, 2026
Investments accounted for using equity method [abstract]
Schedule of Changes in Investment in Aqualung

Changes in the Company's investment in Aqualung for the six months ended June 30, 2026 are as follows (in thousands):

Balance at December 31, 2025	$5,350
Effect of change in fair value	204
Effect of foreign exchange translation	(204)
Balance at June 30, 2026	$5,350